--------------------------------------------------------------------------------

Scudder Variable Series II


o Scudder Blue Chip Portfolio                                  o Scudder Small Cap Growth Portfolio

o Scudder Conservative Income Strategy Portfolio               o Scudder Strategic Income Portfolio

o Scudder Fixed Income Portfolio                               o Scudder Technology Growth Portfolio

o Scudder Global Blue Chip Portfolio                           o Scudder Templeton Foreign Value Portfolio

o Scudder Government & Agency Securities Portfolio             o Scudder Total Return Portfolio

o Scudder Growth & Income Strategy Portfolio                   o SVS Davis Venture Value Portfolio

o Scudder Growth Strategy Portfolio                            o SVS Dreman Financial Services Portfolio

o Scudder High Income Portfolio                                o SVS Dreman High Return Equity Portfolio

o Scudder Income & Growth Strategy Portfolio                   o SVS Dreman Small Cap Value Portfolio

o Scudder International Select Equity Portfolio                o SVS Janus Growth And Income Portfolio

o Scudder Large Cap Value Portfolio                            o SVS Janus Growth Opportunities Portfolio

o Scudder Mercury Large Cap Core Portfolio                     o SVS MFS Strategic Value Portfolio

o Scudder Mid Cap Growth Portfolio                             o SVS Oak Strategic Equity Portfolio

o Scudder Money Market Portfolio                               o SVS Turner Mid Cap Growth Portfolio

o Scudder Salomon Aggressive Growth Portfolio



Supplement to the currently effective prospectuses for each of the portfolios listed above:


Effective February 6, 2006, Scudder Investments will change its name to DWS Scudder and the Scudder funds will be renamed DWS funds. The DWS Scudder name represents the alignment of Scudder with all of Deutsche Bank's mutual fund operations around the globe as part of our continuing commitment to superior performance, innovative products and quality services. On February 6, 2006, the Web site for all Scudder funds will change to www.dws-scudder.com.

The new portfolio names will be as follows:

------------------------------------------------------------------------------------------------------------------
Current Name                                             New Name, Effective February 6, 2006
------------------------------------------------------------------------------------------------------------------
Scudder Blue Chip Portfolio                              DWS Blue Chip VIP
------------------------------------------------------------------------------------------------------------------
Scudder Conservative Income Strategy Portfolio           DWS Income Allocation VIP
------------------------------------------------------------------------------------------------------------------
Scudder Fixed Income Portfolio                           DWS Core Fixed Income VIP
------------------------------------------------------------------------------------------------------------------
Scudder Global Blue Chip Portfolio                       DWS Global Thematic VIP
------------------------------------------------------------------------------------------------------------------
Scudder Government & Agency Securities Portfolio         DWS Government & Agency Securities VIP
------------------------------------------------------------------------------------------------------------------
Scudder Growth & Income Strategy Portfolio               DWS Moderate Allocation VIP
------------------------------------------------------------------------------------------------------------------
Scudder Growth Strategy Portfolio                        DWS Growth Allocation VIP
------------------------------------------------------------------------------------------------------------------
Scudder High Income Portfolio                            DWS High Income VIP
------------------------------------------------------------------------------------------------------------------
Scudder Income & Growth Strategy Portfolio               DWS Conservative Allocation VIP
------------------------------------------------------------------------------------------------------------------
Scudder International Select Equity Portfolio            DWS International Select Equity VIP
------------------------------------------------------------------------------------------------------------------
Scudder Large Cap Value Portfolio                        DWS Large Cap Value VIP
------------------------------------------------------------------------------------------------------------------
Scudder Mercury Large Cap Core Portfolio                 DWS Mercury Large Cap Core VIP
------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------
Current Name                                             New Name, Effective February 6, 2006
------------------------------------------------------------------------------------------------------------------
Scudder Mid Cap Growth Portfolio                         DWS Mid Cap Growth VIP
------------------------------------------------------------------------------------------------------------------
Scudder Money Market Portfolio                           DWS Money Market VIP
------------------------------------------------------------------------------------------------------------------
Scudder Salomon Aggressive Growth Portfolio              DWS Salomon Aggressive Growth VIP
------------------------------------------------------------------------------------------------------------------
Scudder Small Cap Growth Portfolio                       DWS Small Cap Growth VIP
------------------------------------------------------------------------------------------------------------------
Scudder Strategic Income Portfolio                       DWS Strategic Income VIP
------------------------------------------------------------------------------------------------------------------
Scudder Technology Growth Portfolio                      DWS Technology VIP
------------------------------------------------------------------------------------------------------------------
Scudder Templeton Foreign Value Portfolio                DWS Templeton Foreign Value VIP
------------------------------------------------------------------------------------------------------------------
Scudder Total Return Portfolio                           DWS Balanced VIP
------------------------------------------------------------------------------------------------------------------
SVS Davis Venture Value Portfolio                        DWS Davis Venture Value VIP
------------------------------------------------------------------------------------------------------------------
SVS Dreman Financial Services Portfolio                  DWS Dreman Financial Services VIP
------------------------------------------------------------------------------------------------------------------
SVS Dreman High Return Equity Portfolio                  DWS Dreman High Return Equity VIP
------------------------------------------------------------------------------------------------------------------
SVS Dreman Small Cap Value Portfolio                     DWS Dreman Small Cap Value VIP
------------------------------------------------------------------------------------------------------------------
SVS Janus Growth And Income Portfolio                    DWS Janus Growth & Income VIP
------------------------------------------------------------------------------------------------------------------
SVS Janus Growth Opportunities Portfolio                 DWS Janus Growth Opportunities VIP
------------------------------------------------------------------------------------------------------------------
SVS MFS Strategic Value Portfolio                        DWS MFS Strategic Value VIP
------------------------------------------------------------------------------------------------------------------
SVS Oak Strategic Equity Portfolio                       DWS Oak Strategic Equity VIP
------------------------------------------------------------------------------------------------------------------
SVS Turner Mid Cap Growth Portfolio                      DWS Turner Mid Cap Growth VIP
------------------------------------------------------------------------------------------------------------------

Also effective February 6, 2006, the Scudder service providers to the portfolios will change their names. The new service provider names will be as follows:

------------------------------------------------------------------------------------------------------------------
Current Name                                             New Name, Effective February 6, 2006
------------------------------------------------------------------------------------------------------------------
Scudder Distributors, Inc.                               DWS Scudder Distributors, Inc.
------------------------------------------------------------------------------------------------------------------
Scudder Fund Accounting Corporation                      DWS Scudder Fund Accounting Corporation
------------------------------------------------------------------------------------------------------------------
Scudder Investments Service Company                      DWS Scudder Investments Service Company
------------------------------------------------------------------------------------------------------------------
Scudder Service Corporation                              DWS Scudder Service Corporation
------------------------------------------------------------------------------------------------------------------
Scudder Trust Company                                    DWS Trust Company
------------------------------------------------------------------------------------------------------------------


Scudder Total Return Portfolio only:

Effective February 6, 2006 and under the portfolio's new name DWS Balanced VIP, the following supplements the disclosure in the third paragraph of "The Portfolio's Main Investment Strategy" section of the prospectuses:

The portfolio normally invests approximately 60% of its net assets in common stocks and other equity securities and approximately 40% of its net assets in fixed-income securities, including lower-quality debt securities. These percentages will fluctuate in response to changing market conditions, but the portfolio will at all times invest at least 25% of net assets in fixed-income senior securities.









               Please Retain This Supplement for Future Reference





December 31, 2005